Segment Information - Summary of segment financial information to assist in segment performance evaluation, resource allocation, and decision-making (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Research and Development
Research and Development Expense	$ 5,654	$ 4,476		$ 9,693	$ 24,465	$ 32,109	$ 21,926
General and Administrative
General and Administrative Expense	1,705	1,909		4,460	4,357	8,391	7,961
Research and Development
Research and Development
Research and Development Expense	5,653		$ 4,476	9,693	24,465	32,109	21,926
General and Administrative
General and Administrative
General and Administrative Expense	1,705		1,909	4,460	4,357	8,391	7,961
IKENA ONCOLOGY INC
Segment Reporting Information [Line Items]
Personnel related (including stock-based compensation)	313	2,150		948	5,722	8,186	19,571
Other research and development cost	179	630		380	2,212	2,751	7,510
Total research and development expenses	4,025	9,832		7,740	19,477	30,875	59,652
Research and Development
Research and Development Expense	4,025	9,832		7,740	19,477	30,875	59,652
General and Administrative
General and Administrative Expense	4,416	5,308		10,060	11,307	23,679	24,925
IK-930 | IKENA ONCOLOGY INC
Segment Reporting Information [Line Items]
Total research and development expenses	313	3,846		712	6,304	8,684	11,608
IK-595 | IKENA ONCOLOGY INC
Segment Reporting Information [Line Items]
Total research and development expenses	3,123	2,318		5,574	3,982	9,682	8,068
IK-175 | IKENA ONCOLOGY INC
Segment Reporting Information [Line Items]
Total research and development expenses	33	86		41	498	480	2,677
Discovery and Other Programs | IKENA ONCOLOGY INC
Segment Reporting Information [Line Items]
Total research and development expenses	64	$ 802		85	759	1,092	10,218
Clinical research and outside services | Research and Development
Research and Development
Research and Development Expense	4,879		3,157	7,988	7,993	12,666	15,275
Compensation and related | Research and Development
Research and Development
Research and Development Expense	774		1,117	1,648	2,305	4,001	6,113
Compensation and related | General and Administrative
General and Administrative
General and Administrative Expense	589		613	1,328	1,509	2,645	2,602
Consulting and professional services | Research and Development
Research and Development
Research and Development Expense						2
Consulting and professional services | General and Administrative
General and Administrative
General and Administrative Expense	645		268	2,301	922	3,152	1,351
Other research and development expenses | Research and Development
Research and Development
Research and Development Expense			203		203	15,440	538
Other research and development expenses | General and Administrative
General and Administrative
General and Administrative Expense	$ 471		$ 1,029	831	1,926	$ 2,594	$ 4,008
Stock-based compensation expense | Research and Development
Research and Development
Research and Development Expense				$ 57	$ 13,965